OPERATING LEASES - OPERATING LEASE INCOME (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Leases [Abstract]
Operating lease income	$ 68,378	$ 73,794	$ 205,409	$ 218,683
Variable lease income	680	0	1,574	1,393
Total operating lease income	$ 69,058	$ 73,794	$ 206,983	$ 220,076